Share Capital	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
SHARE CAPITAL
21.	SHARE CAPITAL

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	30 June 2024 No of shares	30 June 2024 $
Opening balance	100	39,414
Cancellation of shares upon completion of business combination	(100)	-
Issue of shares upon completion of business combination Transaction (i)	78,517,582	78,518
Issue of shares upon conversion of warrants (ii)	2,476,516	2,477
Share premium reserve	-	51,387,912
Total share capital	80,994,098	51,508,320

	30 June 2023 No of shares	30 June 2023 $
Opening balance	100	39,414
Total share capital	100	39,414

(i)	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:

●	91,999 shares to existing Sizzle public stockholders

●	3,368,750 shares to Sizzle initial stockholders, which included Sizzle directors and officers

●	1,322,850 shares to Cantor (1,247,250 shares, consisting of the 1,200,000 shares as compensation to Cantor in connection with the deferred underwriting fee and 47,250 representative shares which Cantor purchased in a private placement in connection with the Sizzle IPO) and EBC (consisting of the 75,600 EBC Shares).

●	4,149,000 shares to the PIPE Investors pursuant to the Subscription Agreements

●	1,796,600 shares to vendors and services providers pursuant to fee modification agreements entered into (775,000 to suppliers for services provided and 1,021,600 in respect to the repayment of loans)

●	67,788,383 to European Lithium Ltd pursuant to the Merger agreements.

The fair value of these shares on issue date was $10.20 per share which resulted in a loss in the extinguishment of liabilities of $6,334,883   (note 4) as follows:

●	1,200,000 shares issued to Cantor in connection with the deferred underwriting fee of $8,150,000 resulting in a gain on extinguishment of liabilities of $4,090,000

●	291,600 shares issued in respect to the repayment of loans of $729,437 resulting in a gain on extinguishment of liabilities of $2,244,883

(ii)	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants:

●	On 15 April 2024, the Company issued 5,360 shares ($11.50 each expiring 27 February 2029)

●	On 6 May 2024, the Company issued 6,465 shares ($11.50 each expiring 27 February 2029)

●	On 3 June 2024, the Company issued 3,015 shares ($11.50 each expiring 27 February 2029)

●	On 10 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

●	On 17 June 2024, the Company issued 600 shares ($10.00 each expiring 27 May 2025)

●	On 24 June 2024, the Company issued 1 share ($11.50 each expiring 27 February 2029)

●	On 21 June 2024, the Company issued 2,000 shares ($11.50 each expiring 27 February 2029)

●	On 25 June 2024, the Company issued 5,000 shares ($11.50 each expiring 27 February 2029)

●	On 27 June 2024, the Company issued 25,000 shares ($11.50 each expiring 27 February 2029)

●	On 28 June 2024, the Company issued 29,674 shares ($11.50 each expiring 27 February 2029)

As at 30 June 2024, funds in respect to the exercise of warrants on the 21 June 2024, 25 June 2024, 27 June 2024 and 28 June 2024 totalling $709,251 had not been received and were accounted for as a receivable (note 7).

Terms and conditions of contributed equity

Fully paid ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from sale of all surplus assets in proportion to the number of paid up shares held.

Fully paid ordinary shares entitle their holder to one vote, either in person or by proxy, at any shareholders’ meeting of the Company.

At 30 June 2024, all shares on issue in the Company are fully paid.